Retirement Benefit Plans - Summary of Life Expectancies for Employee Retiring at Age 65 (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Retiring at the end of the reporting period, Male	P85Y3M18D	P85Y2M12D
Retiring 20 years after the end of the reporting period, Male	P86Y3M18D	P86Y3M18D
Retiring at the end of the reporting period, Female	P87Y8M12D	P87Y8M12D
Retiring 20 years after the end of the reporting period, Female	P88Y7M6D	P88Y7M6D